Note Allowance for loan losses (Troubled debt restructurings loan count by type of modification) (Detail) - loans	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,972	2,001
Extension of Maturity Date	128	159
Combination Interest Rate Reduction Maturity Date Extension	522	438
Other Modifications	842	816
Commercial multi-family
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate		0
Extension of Maturity Date		2
Combination Interest Rate Reduction Maturity Date Extension		0
Other Modifications		0
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	7	9
Extension of Maturity Date	1	12
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	43	39
Extension of Maturity Date	7	20
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	36	32
Extension of Maturity Date	7	18
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate		1
Extension of Maturity Date		1
Combination Interest Rate Reduction Maturity Date Extension		0
Other Modifications		0
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	78	57
Extension of Maturity Date	80	56
Combination Interest Rate Reduction Maturity Date Extension	505	418
Other Modifications	170	113
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	1	7
Combination Interest Rate Reduction Maturity Date Extension	1	16
Other Modifications	0	0
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	766	802
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	2	0
Other Modifications	668	700
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	1	1
Combination Interest Rate Reduction Maturity Date Extension	5	1
Other Modifications	1	2
Personal
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,007	1,012
Extension of Maturity Date	19	31
Combination Interest Rate Reduction Maturity Date Extension	1	0
Other Modifications	1	1
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	12	11
Combination Interest Rate Reduction Maturity Date Extension	8	3
Other Modifications	2	0
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	35	49
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0